Immaterial Correction of Errors in Prior Periods	12 Months Ended
Dec. 31, 2016
Accounting Changes And Error Corrections [Abstract]
Immaterial Correction of Errors in Prior Periods

(2) Immaterial Correction of Errors in Prior Periods

During 2016, the Company identified errors related to the classification of eight operating leases that were incorrectly accounted for as sales-type leases and two direct financing leases that were incorrectly accounted for as operating leases.  In accordance with FASB Accounting Standards Codification 250, Accounting Changes and Error Corrections, we evaluated the materiality of the errors from both a quantitative and qualitative perspective, and concluded that the errors were immaterial to the Company’s prior period interim and annual consolidated financial statements. Since these revisions were not material to any prior period interim or annual consolidated financial statements, no amendments to previously filed interim or annual reports are required. Consequently, the Company has adjusted for the errors by revising its historical consolidated financial statements presented herein resulting in a cumulative decrease of $3,756 to opening retained earnings balance at December 31, 2013, in the consolidated statement of shareholders’ equity, $1,700 decrease in Containers, net, a $658 increase in net investment in direct financing and sales-type leases and a $1,042 decrease in retained earnings recorded in the consolidated balance sheet as of December 31, 2015. The correction of the errors resulted in a $2,078 increase in lease rental income and a $557 increase in depreciation expense, resulting in an increase to net income of $1,521, net of tax, during the year ended December 31, 2015 and a $2,313 increase in lease rental income, a $399 decrease in gains on sale of containers, net and a $721 increase in depreciation expense, resulting in an increase to net income of $1,193, net of tax, during the year ended December 31, 2014 recorded in the consolidated statements of comprehensive (loss) income. The correction of the errors resulted in a $2,078 increase in net cash flows provided by operating activities and a $2,078 decrease in net cash used in investing activities for the year ended December 31, 2015 and in a $2,313 increase in net cash flows provided by operating activities and a $2,313 decrease in net cash used in investing activities for the year ended December 31, 2014.